Fair Value of Financial Instruments - Fair Value Measurements of Cash and Cash Equivalents and Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 21,508,598,400	$ 11,549,149,400
Unfunded revolving and delayed draw loan commitments	(10,885,000)	(5,572,000)
Derivatives	(137,150,000)	(4,650,000)
Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	(22,867,000)	8,506,000
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	58,008,000	(28,598,000)
First lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	17,160,266,000	10,130,307,000
Second lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	429,160,000	158,500,000
Senior subordinated loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,068,842,000	213,500,000
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	99,063,000	65,312,000
Collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,051,264,000	370,985,000
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	99,962,000	29,161,000
Private asset-backed investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	300,947,000	208,357,000
Investments in joint ventures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	391,000,000
Preferred equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	317,476,000	122,570,000
Other equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	489,521,000	247,144,000
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	21,407,501,000	11,545,836,000
Total | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		65,312,000
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	6,909,693,000	5,610,338,000
Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	(22,867,000)	8,506,000
Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	58,008,000	(28,598,000)
Level 2 | First lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	6,617,396,000	5,481,780,000
Level 2 | Second lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	287,211,000	128,558,000
Level 2 | Senior subordinated loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	5,086,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	14,497,808,000	5,935,498,000
Unfunded revolving and delayed draw loan commitments	(10,885,000)	(5,572,000)
Level 3 | First lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	10,542,870,000	4,648,527,000
Level 3 | Second lien senior secured loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	141,949,000	29,942,000
Level 3 | Senior subordinated loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,063,756,000	213,500,000
Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	99,063,000	65,312,000
Level 3 | Collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,051,264,000	370,985,000
Level 3 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	99,962,000	29,161,000
Level 3 | Private asset-backed investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	300,947,000	208,357,000
Level 3 | Investments in joint ventures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	391,000,000
Level 3 | Preferred equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	317,476,000	122,570,000
Level 3 | Other equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	489,521,000	247,144,000
Measured at NAV
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 101,097,000	$ 3,313,000